Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Aug. 29, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Premium Income Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated August 12, 2019

to the Summary Prospectuses dated April 5, 2019 and Prospectuses dated August 29, 2018, as supplemented

Effective immediately, the contractual expense limitation agreement had been extended until October 31, 2020, at which time it will be determined whether such agreement will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Equity Premium Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Premium Income Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated August 12, 2019

to the Summary Prospectuses dated April 5, 2019 and Prospectuses dated August 29, 2018, as supplemented

Effective immediately, the contractual expense limitation agreement had been extended until October 31, 2020, at which time it will be determined whether such agreement will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE